Prospectus Supplement

John Hancock Investment Trust

International Dynamic Growth Fund (the fund)

Supplement dated April 1, 2022 to the current prospectus, as may be supplemented (the Prospectus)

Effective April 1, 2022, Dean Bumbaca, CFA, is added as an associate portfolio manager of the fund. Bradley Amoils and Andrew Jacobson, CFA, will continue as portfolio managers of the fund, and together with Dean Bumbaca, CFA, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following is added to the fund’s portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:

Dean Bumbaca, CFA

Associate Portfolio Manager

Managed the fund since 2022

Additionally, the following is added to the fund’s portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:

Dean Bumbaca, CFA

•	Associate Portfolio Manager
•	Managed the fund since 2022
•	Joined Axiom Investors LLC in 2010

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Investment Trust

International Dynamic Growth Fund (the fund)

Supplement dated April 1, 2022 to the current statement of additional information, as may be supplemented (the SAI)

Effective April 1, 2022, Dean Bumbaca, CFA, is added as an associate portfolio manager of the fund. Bradley Amoils and Andrew Jacobson, CFA, will continue as portfolio managers of the fund, and together with Dean Bumbaca, CFA, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the fund’s subadvisor, Axiom Investors LLC:

The following table provides information regarding other accounts for which Dean Bumbaca has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Dean Bumbaca’s investment in the fund and similarly managed accounts.

The following table provides information as of February 28, 2022:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Dean Bumbaca	0	$0	3	$1,417.9	1	$142.3

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Dean Bumbaca	0	$0	0	$0	0	$0

Ownership of the Fund and Similarly Managed Accounts. The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Dean Bumbaca as of February 28, 2022. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Dean Bumbaca’s ownership of fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned*
Dean Bumbaca	$10,001–$50,000

* As of February 28, 2022, Dean Bumbaca beneficially owned $0 of the fund.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.